Other Investments - Schedule of Other Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments All Other Investments [Abstract]
Current	$ 12,587	$ 19,185
Non-current	12,058	17,824
Total	$ 24,645	$ 37,009